Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 103,707	$ 112,793	$ 129,391
Interest on taxable investment securities	9,138	10,507	11,993
Interest on non-taxable investment securities	1,618	2,487	3,344
Dividends on restricted equity investments	970	893	875
Total interest income	115,433	126,680	145,603
INTEREST EXPENSE
Interest on deposits	13,553	18,737	28,780
Interest on funds borrowed	1,438	1,418	1,744
Interest on junior subordinated debentures	2,594	2,997	4,117
Total interest expense	17,585	23,152	34,641
Net interest income	97,848	103,528	110,962
PROVISION FOR LOAN LOSSES	57,215	74,266	101,518
Net interest income after provision for loan losses	40,633	29,262	9,444
NON-INTEREST INCOME
Service charges on deposit accounts	10,660	10,889	11,572
Other service charges	294	330	364
Gain on sale of loans	10,479	3,247	3,560
Net gain on sale of investment securities	234	1,855	4,751
Investment products income	2,296	2,913	2,831
BOLI income	1,986	2,964	2,074
Net impairment losses on available for sale securities :
Total impairment		(250)	(4,944)
Portion of loss recognized in other comprehensive income (before taxes)			3,615
Net impairment losses recognized in operations		(250)	(1,329)
Derivative credit adjustment	(2,275)	(12,538)	(12,214)
Other	5,776	4,058	3,903
Total non-interest income	29,450	13,468	15,512
NON-INTEREST EXPENSE
Salaries and employee benefits	62,500	52,501	55,219
Occupancy expense	13,011	13,373	12,508
Equipment expense	7,399	7,342	6,783
Amortization of intangible assets	3,685	3,685	3,685
Data processing expense	4,384	4,352	4,359
Professional fees	3,459	3,271	2,724
Goodwill impairment	0	0	89,706
Insurance expense	5,824	6,186	7,696
Advertising expense	2,809	2,946	2,335
Problem loan expense	5,681	8,342	5,162
Real estate owned expense, net	2,358	1,186	801
Office supplies expense	1,247	1,307	1,501
Other	8,251	5,734	8,573
Total non-interest expense	120,608	110,225	201,052
LOSS BEFORE INCOME TAXES	(50,525)	(67,495)	(176,096)
INCOME TAX (BENEFIT) EXPENSE	(34)	10	(9,322)
NET LOSS	(50,491)	(67,505)	(185,418)
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (50,491)	$ (67,505)	$ (185,418)
Basic loss per common share	$ (0.59)	$ (0.88)	$ (6.56)
Diluted loss per common share	$ (0.59)	$ (0.88)	$ (6.56)
Weighted average common shares - basic	85,938,714	76,653,990	28,258,953
Weighted average common shares - diluted	85,938,714	76,653,990	28,258,953